Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Abstract]
Goods in transit		$ 219
Finished goods		2,167
Total		$ 2,386